Norwood Financial Corp (Parent Company Only) Financial Information (Statements of Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net realized gain (loss) on sales of securities	$ 881	$ 1,419	$ 973
Income before taxes and equity in undistributed earnings	11,171	11,439	9,935
Income tax benefit	2,706	3,036	2,579
Net Income	8,465	8,403	7,356
Comprehensive Income, Net of Tax	3,066	7,885	9,534
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Dividends from bank subsidiary	4,216	3,971	16,496
Other interest income	9	6	9
Net realized gain (loss) on sales of securities		73
Total Revenues	4,225	4,050	16,505
Expenses	267	296	980
Income before taxes and equity in undistributed earnings	3,958	3,754	15,525
Income tax benefit	(88)	(74)	(290)
Income before equity in undistributed earnings	4,046	3,828	15,815
Equity in undistributed earnings of subsidiary	4,419	4,575	(8,459)
Net Income	8,465	8,403	7,356
Comprehensive Income, Net of Tax	$ 3,066	$ 7,885	$ 9,534